                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08548
                                                      ---------

                            Large-Cap Value Portfolio
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.9%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.9%

General Dynamics Corp.                                                 135,000   $    12,202,650
Northrop Grumman Corp.                                                  65,000         6,214,000
------------------------------------------------------------------------------------------------
                                                                                 $    18,416,650
------------------------------------------------------------------------------------------------

AGRICULTURAL EQUIPMENT -- 1.2%

Deere & Co.                                                            120,000   $     7,806,000
------------------------------------------------------------------------------------------------
                                                                                 $     7,806,000
------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 0.5%

BorgWarner, Inc.                                                        36,000   $     3,062,520
------------------------------------------------------------------------------------------------
                                                                                 $     3,062,520
------------------------------------------------------------------------------------------------

BANKS -- 13.0%

Bank of America Corp.                                                   75,000   $     6,032,250
Bank One Corp.                                                         125,000         5,698,750
Charter One Financial, Inc.                                            150,000         5,182,500
FleetBoston Financial Corp.                                            225,000         9,821,250
Hibernia Corp. - Class A                                               125,000         2,938,750
National City Corp.                                                    310,000        10,521,400
SouthTrust Corp.                                                       180,000         5,891,400
TCF Financial Corp.                                                    125,000         6,418,750
UnionBanCal Corp.                                                      113,000         6,502,020
Wachovia Corp.                                                         240,000        11,181,600
Wells Fargo & Co.                                                      230,000        13,544,700
------------------------------------------------------------------------------------------------
                                                                                 $    83,733,370
------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 1.0%

D.R. Horton, Inc.                                                      145,000   $     6,272,700
------------------------------------------------------------------------------------------------
                                                                                 $     6,272,700
------------------------------------------------------------------------------------------------

CHEMICALS -- 1.7%

Air Products and Chemicals, Inc.                                       210,000   $    11,094,300
------------------------------------------------------------------------------------------------
                                                                                 $    11,094,300
------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.5%

ServiceMaster Co.                                                      275,000   $     3,203,750
------------------------------------------------------------------------------------------------
                                                                                 $     3,203,750
------------------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 8.8%

BellSouth Corp.                                                        450,000   $    12,735,000
Clear Channel Communications, Inc.                                     230,000        10,770,900
Comcast Corp. - Class A(1)                                             255,000         8,381,850
SBC Communications, Inc.                                               475,000   $    12,383,250
Verizon Communications, Inc.                                           350,000        12,278,000
------------------------------------------------------------------------------------------------
                                                                                 $    56,549,000
------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 3.8%

Diebold, Inc.                                                           80,000   $     4,309,600
Hewlett-Packard Co.                                                    360,000         8,269,200
International Business Machines Corp.                                  130,000        12,048,400
------------------------------------------------------------------------------------------------
                                                                                 $    24,627,200
------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 1.4%

Kimberly-Clark Corp.                                                   150,000   $     8,863,500
------------------------------------------------------------------------------------------------
                                                                                 $     8,863,500
------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS - MISCELLANEOUS -- 1.8%

Altria Group, Inc.                                                     215,000   $    11,700,300
------------------------------------------------------------------------------------------------
                                                                                 $    11,700,300
------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING AND SERVICES -- 1.5%

Emerson Electric Co.                                                    76,000   $     4,921,000
United Technologies Corp.                                               50,000         4,738,500
------------------------------------------------------------------------------------------------
                                                                                 $     9,659,500
------------------------------------------------------------------------------------------------

DRUGS -- 3.1%

Pfizer, Inc.                                                           300,000   $    10,599,000
Wyeth                                                                  225,000         9,551,250
------------------------------------------------------------------------------------------------
                                                                                 $    20,150,250
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 6.7%

ALLETE, Inc.                                                           130,000   $     3,978,000
Dominion Resources, Inc.                                               120,000         7,659,600
Entergy Corp.                                                          130,000         7,426,900
Exelon Corp.                                                           145,000         9,622,200
FirstEnergy Corp.                                                      200,000         7,040,000
FPL Group, Inc.                                                        115,000         7,523,300
------------------------------------------------------------------------------------------------
                                                                                 $    43,250,000
------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 11.4%

Citigroup, Inc.                                                        300,000   $    14,562,000
Countrywide Financial Corp.                                             69,999         5,309,424
Federal National Mortgage Association                                  105,000         7,881,300
First Data Corp.                                                       200,000         8,218,000
Franklin Resources, Inc.                                                57,000         2,967,420
Goldman Sachs Group, Inc.                                               85,500         8,441,415
J.P. Morgan Chase & Co.                                                150,000         5,509,500
Merrill Lynch & Co., Inc.                                              124,000         7,272,600
Morgan Stanley                                                         120,000         6,944,400
National Commerce Financial Corp.                                      215,000         5,865,200
------------------------------------------------------------------------------------------------
                                                                                 $    72,971,259
------------------------------------------------------------------------------------------------

FOODS -- 3.8%

Kellogg Co.                                                            200,000   $     7,616,000
Nestle SA(2)                                                            30,000         7,495,452
Sara Lee Corp.                                                         425,000         9,226,750
------------------------------------------------------------------------------------------------
                                                                                 $    24,338,202
------------------------------------------------------------------------------------------------

INSURANCE -- 4.8%

Allstate Corp. (The)                                                   118,000   $     5,076,360
Marsh & McLennan Cos., Inc.                                             60,000         2,873,400
MetLife, Inc.                                                          360,000        12,121,200
Progressive Corp., (The)                                                73,000         6,102,070
XL Capital Ltd. - Class A                                               60,000         4,653,000
------------------------------------------------------------------------------------------------
                                                                                 $    30,826,030
------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.0%

Cardinal Health, Inc.                                                  110,000   $     6,727,600
------------------------------------------------------------------------------------------------
                                                                                 $     6,727,600
------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 2.1%

Alcoa, Inc.                                                            350,000   $    13,300,000
------------------------------------------------------------------------------------------------
                                                                                 $    13,300,000
------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 2.2%

GlobalSantaFe Corp.                                                    288,000   $     7,151,040
Noble Corp.(1)                                                         200,000         7,156,000
------------------------------------------------------------------------------------------------
                                                                                 $    14,307,040
------------------------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 8.0%

ChevronTexaco Corp.                                                    150,000   $    12,958,500
ConocoPhillips                                                         200,000        13,114,000
Exxon Mobil Corp.                                                      325,000        13,325,000
Occidental Petroleum Corp.                                             285,000        12,038,400
------------------------------------------------------------------------------------------------
                                                                                 $    51,435,900
------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.7%

Weyerhaeuser Co.                                                       175,000   $    11,200,000
------------------------------------------------------------------------------------------------
                                                                                 $    11,200,000
------------------------------------------------------------------------------------------------

PUBLISHING -- 1.7%

Gannett Co., Inc.                                                      120,000   $    10,699,200
------------------------------------------------------------------------------------------------
                                                                                 $    10,699,200
------------------------------------------------------------------------------------------------

REITS -- 2.6%

AMB Property Corp.                                                     100,000   $     3,288,000
Avalonbay Communities, Inc.                                             65,000         3,107,000
General Growth Properties, Inc.                                        130,000         3,607,500
Public Storage, Inc.                                                    75,000         3,254,250
Vornado Realty Trust                                                    65,000         3,558,750
------------------------------------------------------------------------------------------------
                                                                                 $    16,815,500
------------------------------------------------------------------------------------------------

RETAIL - DISCOUNT -- 1.3%

Target Corp.                                                           210,000   $     8,064,000
------------------------------------------------------------------------------------------------
                                                                                 $     8,064,000
------------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 0.9%

McDonald's Corp.                                                       220,000   $     5,462,600
------------------------------------------------------------------------------------------------
                                                                                 $     5,462,600
------------------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 3.7%

Home Depot, Inc. (The)                                                 175,000   $     6,210,750
Sears, Roebuck and Co.                                                 150,000         6,823,500
TJX Companies, Inc.                                                    500,000        11,025,000
------------------------------------------------------------------------------------------------
                                                                                 $    24,059,250
------------------------------------------------------------------------------------------------

SAVINGS & LOANS -- 1.7%

Washington Mutual, Inc.                                                275,000   $    11,033,000
------------------------------------------------------------------------------------------------
                                                                                 $    11,033,000
------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                          SHARES         VALUE
------------------------------------------------------------------------------------------------
TRANSPORT - SERVICES -- 0.5%
FedEx Corp.                                                             52,000   $     3,510,000
------------------------------------------------------------------------------------------------
                                                                                 $     3,510,000
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.4%

Burlington Northern Santa Fe Corp.                                     140,000   $     4,529,000
Union Pacific Corp.                                                     65,000         4,516,200
------------------------------------------------------------------------------------------------
                                                                                 $     9,045,200
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 1.2%

Motorola, Inc.                                                         225,000   $     3,165,750
Nokia Oyj ADR                                                          250,000         4,250,000
------------------------------------------------------------------------------------------------
                                                                                 $     7,415,750
------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $512,615,974)                                                $   629,599,571
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.7%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.01%, 1/2/04                                                  $        11,160   $    11,160,000
------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $11,160,000)                                              $    11,160,000
------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.3%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
General Electric Capital Corp. , 1.08%, 1/6/04                           8,000   $     7,998,800
------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $7,998,800)                                               $     7,998,800
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.9%
   (IDENTIFIED COST $531,774,774)                                                $   648,758,371
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.9)%                                         $    (5,875,409)
------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                             $   642,882,962
------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.
(2)  Foreign security.

                        See notes to financial statements

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $ 531,774,774)                             $   648,758,371
Receivable for investments sold                                                            285,073
Interest and dividends receivable                                                        1,069,273
Tax reclaim receivable                                                                      22,640
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   650,135,357
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                  $     7,172,410
Payable to affiliate for Trustees' fees                                                      4,385
Due to bank                                                                                 56,924
Accrued expenses                                                                            18,676
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $     7,252,395
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $   642,882,962
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $   525,896,929
Net unrealized appreciation (computed on the basis of identified cost)                 116,986,033
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $   642,882,962
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $118,747)                                         $     9,904,315
Interest                                                                                   136,634
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $    10,040,949
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $     2,641,198
Trustees' fees and expenses                                                                 16,666
Custodian fee                                                                              197,969
Legal and accounting services                                                               39,893
Miscellaneous                                                                               12,834
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $     2,908,560
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $     7,132,389
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $       502,006
   Foreign currency transactions                                                            (8,542)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $       493,464
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $    94,106,826
   Foreign currency                                                                          3,048
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $    94,109,874
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $    94,603,338
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $   101,735,727
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                 YEAR ENDED           YEAR ENDED
IN NET ASSETS                                                       DECEMBER 31, 2003    DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                            $       7,132,389    $       4,347,858
   Net realized gain (loss)                                                   493,464          (38,596,393)
   Net change in unrealized
         appreciation (depreciation)                                       94,109,874          (20,091,176)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  $     101,735,727    $     (54,339,711)
----------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                    $     309,829,467    $     184,885,318
   Withdrawals                                                            (95,452,977)         (91,131,723)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                             $     214,376,490    $      93,753,595
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $     316,112,217    $      39,413,884
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                $     326,770,745    $     287,356,861
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $     642,882,962    $     326,770,745
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------
                                                             2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.69%         0.71%         0.71%         0.73%         0.71%
   Net investment income                                        1.68%         1.40%         1.35%         1.23%         0.99%
Portfolio Turnover                                                57%          181%           78%          163%          126%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                23.84%       (15.42)%        2.16%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  642,883    $  326,771    $  287,357    $  190,445    $  177,047
----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2003, the Eaton Vance Large-Cap Value Fund and Balanced Fund held interests of 86.4% and 10.6% in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, no credit balances were used to reduce the Portfolio's custodian fee.

E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2003, the fee amounted to $2,641,198. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $453,407,425 and $237,719,158, respectively, for the year ended December 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                         $  533,377,045
   ---------------------------------------------------------------------
   Gross unrealized appreciation                          $  115,381,326
   Gross unrealized depreciation                                      --
   ---------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                            $  115,381,326
   ---------------------------------------------------------------------

   The net unrealized depreciation on foreign currency at December 31, 2003 was $2,436.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003

INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
LARGE-CAP VALUE PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Large-Cap Value Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE LARGE-CAP VALUE FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                       POSITION(S)      TERM OF                                   NUMBER OF PORTFOLIOS
                        WITH THE       OFFICE AND                                   IN FUND COMPLEX
     NAME AND           TRUST AND      LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH      THE PORTFOLIO     SERVICE        DURING PAST FIVE YEARS          TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz    Trustee       Since 1998    Chairman, President and              193              Director of National
11/28/59                                             Chief Executive Officer                                Financial Partners
                                                     of National Financial
                                                     Partners (financial
                                                     services company) (since
                                                     April 1999). President and
                                                     Chief Operating Officer
                                                     of John A. Levin & Co.
                                                     (registered investment
                                                     adviser) (July 1997 to
                                                     April 1999) and a Director
                                                     of Baker, Fentress &
                                                     Company, which owns John
                                                     A. Levin & Co. (July 1997
                                                     to April 1999). Ms.
                                                     Bibliowicz is an
                                                     interested person because
                                                     of her affiliation with a
                                                     brokerage firm.

James B. Hawkes          Trustee    Trustee of the   Chairman, President and              195               Director of EVC
11/9/41                               Trust since    Chief Executive Officer
                                     1989; of the    of BMR, EVC, EVM and EV;
                                    Portfolio since  Director of EV; Vice
                                         1992        President and Director of
                                                     EVD. Trustee and/or
                                                     officer of 195 registered
                                                     investment companies in
                                                     the Eaton Vance Fund
                                                     Complex. Mr. Hawkes is an
                                                     interested person because
                                                     of his positions with
                                                     BMR, EVM, EVC and EV,
                                                     which are affiliates of
                                                     the Fund and Portfolio.

                       POSITION(S)      TERM OF                                   NUMBER OF PORTFOLIOS
                        WITH THE       OFFICE AND                                   IN FUND COMPLEX
     NAME AND           TRUST AND      LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH      THE PORTFOLIO     SERVICE        DURING PAST FIVE YEARS          TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Trustee    Trustee of the   Jacob H. Schiff Professor            195          Director of Tiffany & Co.
2/23/35                               Trust since    of Investment Banking                             (specialty retailer) and
                                     1989; of the    Emeritus, Harvard                                       Telect, Inc.
                                    Portfolio since  University Graduate                                  (telecommunication
                                         1992        School of Business                                    services company)
                                                     Administration.

William H. Park          Trustee      Since 2003     President and Chief                  192                    None
9/19/47                                              Executive Officer, Prizm
                                                     Capital Management, LLC
                                                     (investment management
                                                     firm) (since 2002).
                                                     Executive Vice President
                                                     and Chief Financial
                                                     Officer, United Asset
                                                     Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms)
                                                     (1982-2001).

Ronald A. Pearlman       Trustee      Since 2003     Professor of Law,                    192                    None
7/10/40                                              Georgetown University Law
                                                     Center (since 1999). Tax
                                                     Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

                       POSITION(S)      TERM OF                                   NUMBER OF PORTFOLIOS
                        WITH THE       OFFICE AND                                   IN FUND COMPLEX
     NAME AND           TRUST AND      LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH      THE PORTFOLIO     SERVICE        DURING PAST FIVE YEARS          TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer       Trustee      Trustee of the   President, Chief Executive           195                    None
9/21/35                              Trust since     Officer and Director of
                                     1989; of the    Asset Management Finance
                                    Portfolio since  Corp. (a specialty
                                         1993        finance company serving
                                                     the investment management
                                                     industry) (since
                                                     October 2003). President,
                                                     Unicorn Corporation (an
                                                     investment and financial
                                                     advisory services
                                                     company) (since
                                                     September 2000). Formerly,
                                                     Chairman, Hellman, Jordan
                                                     Management Co., Inc. (an
                                                     investment management
                                                     company) (2000-2003).
                                                     Formerly, Advisory
                                                     Director of Berkshire
                                                     Capital Corporation
                                                     (investment banking firm)
                                                     (2002-2003). Formerly,
                                                     Chairman of the Board,
                                                     United Asset Management
                                                     Corporation (a holding
                                                     company owning
                                                     institutional investment
                                                     management firms) and
                                                     Chairman, President and
                                                     Director, UAM Funds
                                                     (mutual funds) (1980-2000).

Lynn A. Stout          Trustee         Since 1998    Professor of Law,                    195                    None
9/14/57                                              University of California
                                                     at Los Angeles School of
                                                     Law (since July 2001).
                                                     Formerly, Professor of
                                                     Law, Georgetown
                                                     University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)         TERM OF
                              WITH THE          OFFICE AND
     NAME AND                 TRUST AND         LENGTH OF                       PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH            THE PORTFOLIO        SERVICE                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.    President of the Trust   Since 2002    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                       Investment Officer of EVM and BMR and Director of EVC. Chief
                                                              Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                              Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                              Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 54 registered investment companies managed by
                                                              EVM or BMR.

Duke E. Laflamme         Vice President of      Since 2001    Vice President of EVM and BMR. Officer of 11 registered
7/8/69                       the Trust                        investment companies managed by EVM or BMR.

Thomas H. Luster         Vice President of      Since 2002    Vice President of EVM and BMR. Officer of 15 registered
4/8/62                       the Trust                        investment companies managed by EVM or BMR.

Michael R. Mach          Vice President of      Since 1999    Vice President of EVM and BMR. Previously, Managing Director and
7/15/47                    the Portfolio                      Senior Analyst for Robertson Stephens (1998-1999). Officer of 26
                                                              registered investment companies managed by EVM and BMR.

Duncan W. Richardson       President of         Since 2002    Senior Vice President and Chief Equity Investment Officer of EVM
10/26/57                  the Portfolio                       and BMR. Officer of 42 registered investment companies managed by
                                                              EVM or BMR.

Alan R. Dynner               Secretary          Since 1997    Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                      EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

William J. Austin, Jr.     Treasurer of        Since 2002(2)  Vice President of EVM and BMR. Officer of 58 registered
12/27/51                  the Portfolio                       investment companies managed by EVM or BMR.

James L. O'Connor      Treasurer of the Trust   Since 1989    Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                                                        investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,     2003       2002
----------------------------------------------
Audit Fees                 $ 32,075   $ 28,375

Audit-Related Fees(1)      $      0   $      0

Tax Fees(2)                $  7,060   $  6,220

All Other Fees(3)          $      0   $      0
                           -------------------
Total                      $ 39,135   $ 34,595
                           ===================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain
types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $6,220 and $7,060, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $0 and $0, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LARGE CAP-VALUE PORTFOLIO


By:     /S/ Duncan W. Richardson
        ------------------------
        Duncan W. Richardson
        President


Date:   February 20, 2004
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ William J. Austin Jr.
        -------------------------
        William J. Austin Jr.
        Treasurer


Date:   February 20, 2004
        -----------------


By:     /S/ Duncan W. Richardson
        ------------------------
        Duncan W. Richardson
        President


Date:   February 20, 2004
        -----------------